UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Advisers LLC
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      Managing Director
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut      August 16, 2010
      ----------------        ---------------------      ---------------

Report Type (Check only one):

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total (x$1,000):  $ 1,021,653

List of Included Managers:

      Andrew J. Knuth         Westport Advisers, LLC
      Edmund H. Nicklin       Westport Advisers LLC

List of Other Included Managers:
         No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     4,793      286,322  SH         Sole               286,322
Abbott Laboratories                 COM       002824100     3,158       67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106     7,453      115,000  SH         Sole               115,000
American Eagle Outfitters, Inc      COM       02553E106     5,875      500,000  SH         Sole               500,000
Amphenol Corp.                      COM       032095101     5,550      141,300  SH         Sole               141,300
Anadarko Petroleum Corp.            COM       032511107     6,135      170,000  SH         Sole               170,000
Arbitron, Inc.                      COM       03875Q108    17,371      677,753  SH         Sole               677,753
Arthur J. Gallagher & Company       COM       363576109     8,007      328,424  SH         Sole               328,424
Baldor Electric Company             COM       057741100    35,322      979,002  SH         Sole               979,002
Beckman Coulter, Inc.               COM       075811109     6,779      112,434  SH         Sole               112,434
Big Lots, Inc.                      COM       089302103    42,136    1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101    14,896      778,261  SH         Sole               778,261
CA, Inc.                            COM       12673P105     7,822      425,089  SH         Sole               425,089
CACI International, Inc.            COM       127190304     9,384      220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100     5,632      192,090  SH         Sole               192,090
Carter's Inc.                       COM       146229109     7,219      275,000  SH         Sole               275,000
Charles River Laboratories Int      COM       159864107    28,610      836,300  SH         Sole               836,300
Checkpoint Systems, Inc.            COM       162825103    18,638    1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109     3,416      181,600  SH         Sole               181,600
Cullen/Frost Bankers, Inc.          COM       229899109     3,598       70,000  SH         Sole                70,000
Darden Restaurants, Inc.            COM       237194105    28,477      733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103    66,925    1,275,000  SH         Sole             1,275,000
Del Monte Foods Company             COM       24522P103    36,970    2,569,154  SH         Sole             2,569,154
Diebold, Inc.                       COM       253651103     1,594       58,500  SH         Sole                58,500
Dr. Pepper Snapple Group, Inc.      COM       26138E109    11,217      300,000  SH         Sole               300,000
EMS Technologies, Inc.              COM       26873N108     3,794      252,613  SH         Sole               252,613
EOG Resources, Inc.                 COM       26875P101    16,969      172,500  SH         Sole               172,500
Entergy Corp.                       COM       29364G103     6,625       92,500  SH         Sole                92,500
FEI Company                         COM       30241L109    11,196      568,030  SH         Sole               568,030
FMC Corp.                           COM       302491303     9,270      161,416  SH         Sole               161,416
FedEx Corp.                         COM       31428X106     4,732       67,500  SH         Sole                67,500
Forest Oil Corp.                    COM       346091705    28,128    1,028,058  SH         Sole             1,028,058
Forestar Group, Inc.                COM       346233109     4,294      239,096  SH         Sole               239,096
General Communication, Inc. -       COM       369385109     5,612      739,450  SH         Sole               739,450
IPG Photonics Corp.                 COM       44980X109     8,943      587,227  SH         Sole               587,227
ITT Educational Services, Inc.      COM       45068B109    49,480      596,000  SH         Sole               596,000
International Rectifier Corp.       COM       460254105     1,866      100,246  SH         Sole               100,246
Interpublic Group of Companies      COM       460690100     1,533      215,000  SH         Sole               215,000
Intersil Holding Corp.              COM       46069S109       605       50,000  SH         Sole                50,000
JDA Software Group, Inc.            COM       46612K108     4,528      206,000  SH         Sole               206,000
John Wiley & Sons, Inc.             COM       968223206    22,828      590,330  SH         Sole               590,330
KBR, Inc.                           COM       48242W106     7,639      375,586  SH         Sole               375,586
Kinetic Concepts, Inc.              COM       49460W208    16,641      455,797  SH         Sole               455,797
Laboratory Corporation of Amer      COM       50540R409     5,437       72,153  SH         Sole                72,153
Lender Processing Services, In      COM       52602E102     8,302      265,160  SH         Sole               265,160
McCormick & Company, Inc.           COM       579780206     6,833      180,000  SH         Sole               180,000
Orient Express Hotels Ltd. - C      COM       G67743107     4,285      579,100  SH         Sole               579,100
Pall Corp.                          COM       696429307     8,678      252,500  SH         Sole               252,500
Parametric Technology Corp.         COM       699173209    13,089      835,304  SH         Sole               835,304
Plains Exploration & Productio      COM       726505100    20,215      980,827  SH         Sole               980,827
Praxair, Inc.                       COM       74005P104     9,347      123,000  SH         Sole               123,000
Precision Castparts Corp.           COM       740189105    78,024      758,101  SH         Sole               758,101
Psychiatric Solutions Inc.          COM       74439H108    13,153      402,000  SH         Sole               402,000
QLogic Corp.                        COM       747277101    11,272      678,209  SH         Sole               678,209
Republic Services, Inc.             COM       760759100     8,919      300,000  SH         Sole               300,000
Rogers Corp.                        COM       775133101     6,552      235,953  SH         Sole               235,953
Ruby Tuesday, Inc.                  COM       781182100     4,878      573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108     6,927      912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103     2,114       62,500  SH         Sole                62,500
Stone Energy Corp.                  COM       861642106     5,988      536,541  SH         Sole               536,541
SunTrust Banks, Inc.                COM       867914103       233       10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107    31,178    1,493,892  SH         Sole             1,493,892
Talbots, Inc.                       COM       874161102     6,114      592,998  SH         Sole               592,998
Teradata Corp.                      COM       88076W103     6,346      208,190  SH         Sole               208,190
Texas Instruments, Inc.             COM       882508104     1,515       65,064  SH         Sole                65,064
Universal Health Services, Inc      COM       913903100    79,115    2,073,800  SH         Sole             2,073,800
Varian Medical Systems, Inc.        COM       92220P105     9,149      175,000  SH         Sole               175,000
W.W. Grainger, Inc.                 COM       384802104     3,617       36,372  SH         Sole                36,372
WSFS Financial Corp.                COM       929328102     1,744       48,546  SH         Sole                48,546
Willis Group Holdings plc           COM       013131180    45,403    1,510,900  SH         Sole             1,510,900
iShares Russell 2000 Index Fun      COM       464287655    31,566      516,500  SH         Sole               516,500